Guarantees (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 year	Dec. 31, 2010
Guarantees [Abstract]
Fair value of guarantees	$ 4.5
Guarantor Obligations
Guarantees By Remaining Maturity, Under 1 Year	1,714
Guarantees By Remaining Maturity, 1-3 Years	208
Guarantees By Remaining Maturity, 3-5 Years	658
Guarantees By Remaining Maturity, Over 5 Years	1,591
Guarantees by Remaining Maturity, Total	4,171	3,365
Total letters of credit and surety bonds
Guarantor Obligations
Guarantees By Remaining Maturity, Under 1 Year	1,562
Guarantees By Remaining Maturity, 1-3 Years	108
Guarantees By Remaining Maturity, 3-5 Years	0
Guarantees By Remaining Maturity, Over 5 Years	0
Guarantees by Remaining Maturity, Total	1,670	887
Letters of credit and surety bonds, maximum expiration period (in years)	1
Asset sales guarantee obligations
Guarantor Obligations
Guarantees By Remaining Maturity, Under 1 Year	60
Guarantees By Remaining Maturity, 1-3 Years	0
Guarantees By Remaining Maturity, 3-5 Years	567
Guarantees By Remaining Maturity, Over 5 Years	8
Guarantees by Remaining Maturity, Total	635	1,022
Commercial sales arrangements
Guarantor Obligations
Guarantees By Remaining Maturity, Under 1 Year	91
Guarantees By Remaining Maturity, 1-3 Years	100
Guarantees By Remaining Maturity, 3-5 Years	91
Guarantees By Remaining Maturity, Over 5 Years	1,123
Guarantees by Remaining Maturity, Total	1,405	1,285
Other guarantees
Guarantor Obligations
Guarantees By Remaining Maturity, Under 1 Year	1
Guarantees By Remaining Maturity, 1-3 Years	0
Guarantees By Remaining Maturity, 3-5 Years	0
Guarantees By Remaining Maturity, Over 5 Years	460
Guarantees by Remaining Maturity, Total	$ 461	$ 171